THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                               ---------------------------------

Check here if Amendment [X]; Amendment Number: 2
                                               ----------------
     This Amendment (Check only one.):               [ ] is a restatement.
                                                     [X] adds new holdings
                                                         entries.

Institutional Investment Manager Filing this Report:

Name:             GPS Partners, LLC
Address:          2120 Colorado Avenue
                  Suite 250
                  Santa Monica, CA  90404


Form 13F File Number:               28-12285
                      -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brett S. Messing
Title:            Managing Partner
Phone:            (310) 496-5366

Signature, Place and Date of Signing:


  /s/ Brett S. Messing               Santa Monica, CA         April 30, 2009
  ----------------------             ----------------         --------------
      [Signature]                      [City, State]               [Date]


Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



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[  ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    1
                                           ------------------------------

Form 13F Information Table Value Total:    $32
                                           ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None






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                                                          GPS PARTNERS, LLC
                                                              FORM 13F
                                                   Quarter Ended December 31, 2007

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                                                             VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                                                             -----      -------   ---  ---- ----------  -----       ----------------
NAME OF ISSUER                 CLASS TITLE       CUSIP      (X$1,000)   PRN AMT   PRN  CALL DISCRETION MANAGERS     SOLE SHARED NONE
--------------                 -----------       -----      ---------   -------   ---  ---- ---------- --------     ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B    21038E101      32     1,000      SH   CALL    SOLE                 1,000

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